CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 62,368	392,535	592,706
Accounts receivable (net of allowance for doubtful accounts of RMB3,762 and RMB2,809 (US$446) as of December 31, 2010 and 2011, respectively)	24,820	156,215	107,690
Prepaid expenses and other current assets	3,720	23,412	12,512
Deferred tax assets	929	5,845	4,319
Amounts due from related parties			59,002
Total current assets	91,837	578,007	776,229
Non-current assets:
Property and equipment, net	24,612	154,903	170,451
Acquired intangible assets, net			555
Goodwill			16,989
Long term investment	1,452	9,136
Available-for-sale investments	15,774	99,280
Deferred tax assets	437	2,750	2,368
Long-term deposits	466	2,932	2,872
Total non-current assets	42,741	269,001	193,235
TOTAL ASSETS	134,578	847,008	969,464
Current liabilities:
Accounts payable (including accounts payable of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB51,483 and RMB56,531 (US$8,982) as of December 31, 2010 and 2011, respectively)	9,472	59,618	54,188
Accrued employee benefits (including accrued employee benefits of the VIEs without recourse to ChinaCache. International Holdings Ltd. of RMB17,908 and RMB23,108 (US$3,672) as of December 31, 2010 and 2011, respectively)	4,842	30,478	24,581
Accrued expenses and other payables (including accrued expenses and other payables of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB61,107 and RMB44,409 (US$7,056) as of December 31, 2010 and 2011, respectively)	9,784	61,565	70,885
Income tax payable (including income taxes payable of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB29,214 and RMB13,760 (US$2,186) as of December 31, 2010 and 2011, respectively)	2,566	16,150	30,851
Liabilities for uncertain tax positions (including liabilities for uncertain tax positions of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB22,005 and RMB2,419 (US$384) as of December 31, 2010 and 2011, respectively)	984	6,193	25,096
Deferred tax liabilities (including deferred tax liabilities of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB134 and nil as of December 31, 2010 and 2011, respectively)			134
Dividend payable (including dividend payable of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB130 and RMB130 (US$21) as of December 31, 2010 and 2011, respectively)	21	130	130
Amounts due to related parties	3	18	66,468
Current portion of capital lease obligations (including current portion of capital lease obligations of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB7,456 and RMB5,347 (US$850) as of December 31, 2010 and 2011, respectively)	850	5,347	7,456
Total current liabilities	28,522	179,499	279,789
Non-current liabilities:
Amounts due to related parties			6,403
Deferred tax liabilities (including deferred tax liabilities of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB5 and nil as of December 31, 2010 and 2011, respectively)			5
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB4,428 and nil as of December 31, 2010 and 2011, respectively)			4,428
Total non-current liabilities			10,836
Total liabilities	28,522	179,499	290,625
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 385,843,484 and 379,581,708 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	43	274	270
Additional paid-in capital	190,781	1,200,757	1,169,786
Treasury stock	(10,110)	(63,631)
Statutory reserves	211	1,326	1,326
Accumulated deficit	(75,159)	(473,041)	(493,504)
Accumulated other comprehensive income	290	1,824	961
Total shareholders' equity	106,056	667,509	678,839
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 134,578	847,008	969,464